Note 25 - Income Taxes	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of income tax [text block]
Note 25:	Income taxes

The reconciliation of the income tax recovery computed at statutory rates to the reported income tax recovery is:

	Years ended December 31
	2025	2024
(Earnings) Loss before income taxes	$6,623	$108,331
Canadian federal and provincial income tax rates	27%	27%
Expected income tax expense (recovery)	(1,788)	(29,250)
Increase (decrease) in income tax recovery resulting from:
Acquisition of Quebec Precious Metals	(13,452)	-
Impairment	-	23,555
Share-based compensation	192	197
Share issuance costs	(490)	(144)
Adjustment to tax estimates	192	(45)
Amortization of flow-through share premium	(379)	(439)
Flow-through expenditures renunciation	1,724	1,033
Difference in future and foreign tax rates	38	466
Sale of investments	(97)	(119)
Other	(887)	7
Increase (decrease) in unrecognized tax asset	14,782	4,546
Income tax expense (recovery)	$(164)	$(193)

Significant components of deferred tax asset and liabilities are:

	December 31 2024	Net loss	December 31 2025
Deferred income tax assets
Non-capital losses carried forward	$15,182	$6,156	$21,338
Capital losses carried forward	49	(42)	7
Share issuance costs and CEC	290	306	596
Investments	60	19	79
Investments in associates	1,488	(168)	1,320
Site reclamation obligations	1,354	(151)	1,203
Property and equipment	531	70	601
Mineral property interests	8,234	9,336	17,570
Capital lease obligation	18	(18)	-
Other	-	11	11
	27,206	15,518	42,724
Deferred income tax liabilities
Property and equipment	3	(3)	-
Mineral property interests	(282)	54	(228)
Investments	-	(787)	(787)
Net deferred tax assets	26,927	14,782	41,709
Unrecognized deferred tax assets	(26,927)	(14,782)	(41,709)
Net deferred tax balance	$-	$-	$-

	December 31 2023	Net loss	December 31 2024
Deferred income tax assets
Non-capital losses carried forward	$14,192	$990	$15,182
Capital losses carried forward	55	(6)	49
Share issuance costs and CEC	356	(66)	290
Investments	98	(38)	60
Investments in associates	1,472	16	1,488
Site reclamation obligations	1,206	148	1,354
Property and equipment	479	52	531
Mineral property interests	5,003	3,231	8,234
Capital lease obligation	61	(43)	18
	$22,922	4,284	27,206
Deferred income tax liabilities
Property and equipment	(24)	27	3
Mineral property interests	(517)	235	(282)
Net deferred tax assets	22,381	4,546	26,927
Unrecognized deferred tax assets	(22,381)	(4,546)	(26,927)
Net deferred tax balance	$-	$-	$-

The Company has accumulated non-capital tax losses of approximately $80,650 ( December 31, 2024 – $57,721) in Canada, which may be carried forward to reduce taxable income of future years. The non-capital tax losses will, if unused, expire between 2026 and 2045. The Company has not recognized any deferred tax assets at December 31, 2025, in respect of these non-capital losses due to the uncertainty that future operations will generate sufficient taxable income to utilize these non-capital losses.

The Company has $nil accumulated tax capital losses ( December 31, 2024 – $67) in Canada which may be carried forward indefinitely and used to reduce capital gains in future years.